Equity - Distributions (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 11, 2019	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock		$ 3,131	$ 3,308	$ 4,864	$ 3,131	$ 14,724	$ 20,693
Net Cash Distributions					2,873	12,519
Total Aggregate Distributions					6,004	27,243
Dividends declared, daily accrual amount (in dollars per share)	$ 0.001095890
Less: distribution payable at December 31, 2018					(5,993)	(8,878)
Distribution payable			6,050			5,993	8,878
Total distributions declared			$ 6,045	$ 6,132		24,358	$ 36,634
December 29, 2018 through January 30, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock					1,074	1,717
Net Cash Distributions					968	1,412
Total Aggregate Distributions					$ 2,042	$ 3,129
Per Common Share per day (in dollars per share)					$ 0.001095890	$ 0.00164384
Distribution Date					Jan. 31, 2020	Jan. 31, 2019
January 31, 2019 through February 27, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock					$ 965	$ 1,553
Net Cash Distributions					883	1,281
Total Aggregate Distributions					$ 1,848	$ 2,834
Per Common Share per day (in dollars per share)					$ 0.001095890	$ 0.00164384
Distribution Date					Feb. 28, 2020	Feb. 28, 2019
February 28, 2019 through March 28, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock					$ 1,092	$ 1,594
Net Cash Distributions					1,022	1,342
Total Aggregate Distributions					$ 2,114	$ 2,936
Per Common Share per day (in dollars per share)					$ 0.001095890	$ 0.00164384
Distribution Date					Mar. 31, 2020	Mar. 29, 2019
March 29, 2019 through April 29, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock						$ 1,164
Net Cash Distributions						985
Total Aggregate Distributions						$ 2,149
Per Common Share per day (in dollars per share)						$ 0.00109589
Distribution Date						Apr. 30, 2019
April 30, 2019 through May 30, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock						$ 1,131
Net Cash Distributions						956
Total Aggregate Distributions						$ 2,087
Per Common Share per day (in dollars per share)						$ 0.00109589
Distribution Date						May 31, 2019
May 31, 2019 through June 27, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock						$ 1,012
Net Cash Distributions						858
Total Aggregate Distributions						$ 1,870
Per Common Share per day (in dollars per share)						$ 0.00109589
Distribution Date						Jun. 28, 2019
June 28, 2019 through July 30, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock						$ 1,174
Net Cash Distributions						996
Total Aggregate Distributions						$ 2,170
Per Common Share per day (in dollars per share)						$ 0.00109589
Distribution Date						Jul. 31, 2019
July 31, 2019 through August 29, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock						$ 1,068
Net Cash Distributions						909
Total Aggregate Distributions						$ 1,977
Per Common Share per day (in dollars per share)						$ 0.00109589
Distribution Date						Aug. 30, 2019
August 30, 2019 through September 27, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock						$ 1,026
Net Cash Distributions						881
Total Aggregate Distributions						$ 1,907
Per Common Share per day (in dollars per share)						$ 0.00109589
Distribution Date						Sep. 30, 2019
September 28, 2019 through October 30, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock						$ 1,159
Net Cash Distributions						1,008
Total Aggregate Distributions						$ 2,167
Per Common Share per day (in dollars per share)						$ 0.00109589
Distribution Date						Oct. 31, 2019
October 31, 2019 through November 26, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock						$ 944
Net Cash Distributions						834
Total Aggregate Distributions						$ 1,778
Per Common Share per day (in dollars per share)						$ 0.00109589
Distribution Date						Nov. 27, 2019
November 27, 2019 through December 30, 2019
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock						$ 1,182
Net Cash Distributions						1,057
Total Aggregate Distributions						$ 2,239
Per Common Share per day (in dollars per share)						$ 0.00109589
Distribution Date						Dec. 31, 2019